Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - JAYUD GLOBAL LOGISTICS LIMITED [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares, shares authorized	480,000,000	480,000,000
Ordinary shares, shares issued	13,590,400	10,790,400
Ordinary shares, shares outstanding	13,590,400	10,790,400
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	6,409,600	6,409,600
Ordinary shares, shares outstanding	6,409,600	6,409,600